NATIONWIDE VARIABLE INSURANCE TRUST

NVIT iShares® Global Equity ETF Fund

NVIT iShares® Fixed Income ETF Fund

Supplement dated February 4, 2026

to the Statement of Additional Information (“SAI”) dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective immediately, the list of the ETFs in which the Funds may currently invest is amended to add the following:

iShares U.S. Equity Factor Rotation Active ETF

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE